Corporate and Administrative Expenses	9 Months Ended
Sep. 30, 2022
Corporate and Administrative Expenses [Abstract]
Schedule of corporate and administrative expenses
16.	Corporate and administrative expenses

	Three months ended September 30,		Nine months ended September 30,
($000s)	2022	2021	2022	2021
Employee compensation	1,404	1,001	3,944	3,035
Stock-based compensation	139	-	2,654	2,934
Professional fees	689	454	1,544	1,013
Other general and administrative	754	383	2,313	1,644
	2,986	1,838	10,455	8,626